Organization and Background	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Background
1.	Organization and Background
Business
Guardian Pharmacy Services, Inc. (the “Company”) is a leading, highly differentiated pharmacy services company that provides an extensive suite of technology-enabled services designed to help residents of long-term health care facilities (“LTCFs”) adhere to their appropriate drug regimen, which in turn helps reduce the cost of care and improve clinical outcomes. We emphasize high-touch, individualized clinical, drug dispensing and administration capabilities that are tailored to serve the needs of residents in historically lower acuity LTCFs, such as assisted living facilities, and behavioral health facilities and group homes. Additionally, our robust suite of capabilities enables us to serve residents in all types of LTCFs. We are a trusted partner to residents, LTCFs and health plan payors because we help reduce errors in drug administration, manage and ensure adherence to drug regimens, and lower overall healthcare costs.
Organization
The Company was incorporated in the state of Delaware on November 16, 2021. The Company was formed for the purpose of completing an initial public offering (“IPO”) of its common stock and related corporate reorganization transactions in order to carry on the business of Guardian Pharmacy, LLC, which was formed on July 21, 2003 as an Indiana limited liability company, as a publicly-traded entity.
Corporate Reorganization
Prior to the IPO, we conducted our business through Guardian Pharmacy, LLC, and its majority owned and wholly owned limited liability company subsidiaries, which were treated for income tax purposes as partnerships and disregarded entities, respectively. Immediately prior to the IPO, we completed a series of corporate reorganization transactions (the “Corporate Reorganization”), pursuant to which:

•	All Preferred Units in Guardian Pharmacy, LLC were converted into Common Units, resulting in Guardian Pharmacy, LLC having only Common Units outstanding;

•
The membership interests, including Restricted Interest Unit awards, held by members other than Guardian Pharmacy, LLC in our subsidiaries (other than certain subsidiaries that were not parties to the Corporate Reorganization, as discussed below) were converted into Common Units of Guardian Pharmacy, LLC. The subsidiaries that participated in the Corporate Reorganization are referred to as the “Converted Subsidiaries”, and the subsidiaries that were not parties to the Corporate Reorganization (including those which were formed or acquired subsequent to the Corporate Reorganization) are referred to as the
Non-Converted
Subsidiaries; and

•
Guardian Pharmacy, LLC became a wholly-owned subsidiary of the Company by participating in a merger with a transitory subsidiary of the Company. Pursuant to the merger, each Common Unit of Guardian Pharmacy, LLC was converted into (i) one share of the Company’s Class B common stock, par value $0.001 per share (“Class B common stock”) and (ii) the right to receive $1.02 in cash per share, without interest (collectively, the

“Merger Consideration”). In the merger,
54,094,232
shares of Class B common stock were issued in exchange for Common Units of Guardian Pharmacy, LLC. In accordance with the terms of the Company’s Amended and Restated Certificate of Incorporation, such issued shares of Class B common stock automatically convert on a one-for-one
basis into shares of the Company’s Class A common stock, par value $
0.001
per share (“Class A common stock”), with
25
% of each holder’s shares of Class B common stock converting into shares of Class A common stock on each of the following dates: (i) March 28, 2025; (ii) September 27, 2025; (iii) March 28, 2026; and (iv) September 27, 2026. The Merger Consideration was $
55,176
and was paid using the proceeds from the IPO.

As a result of the Corporate Reorganization, the Company became a holding company with no material assets other than its 100% interest in Guardian Pharmacy, LLC, and the Converted Subsidiaries became wholly owned subsidiaries of Guardian Pharmacy, LLC. In addition, Guardian Pharmacy, LLC remained the majority owner of each of the
Non-Converted
Subsidiaries.
The
Non-Converted
Subsidiaries collectively own ten pharmacies that are (i) greenfield start-up
pharmacies in various stages of development and integration with Guardian and do not currently have material operations or (ii) pharmacies that we recently acquired.
After a period of time that would typically be sufficient to allow such pharmacies to adopt our operating practices and experience meaningful growth in residents served and earnings, we expect to acquire the minority membership interests of such
Non-Converted
Subsidiaries.
As a result of the Corporate Reorganization, the Company recorded deferred tax assets and liabilities attributable to the business of Guardian Pharmacy, LLC. In addition, the Company received tax basis for the $55,176 in cash payments related to the Merger Consideration, which are amortizable for tax purposes. To reflect this new taxability at the corporate level and the tax step-up,
the Company recorded an incremental net deferred tax asset/(liability) through additional paid-in
capital of $5,973 on September 27, 2024. See Note 9 for further discussion.
Initial Public Offering
On September 27, 2024, the Company consummated its IPO of 8,000,000 shares of its Class A common stock, as described in the Company’s final prospectus dated September 25, 2024, filed with the Securities and Exchange Commission (“SEC”) on September 26, 2024, pursuant to Rule 424(b) under the Securities Act of 1933, as amended (the “Prospectus”). Also on September 27, 2024, the underwriters for the IPO exercised in full their option to purchase an additional 1,200,000 shares of Class A common stock. The 9,200,000 shares were issued at a public offering price of $14.00 per share, resulting in net proceeds to the Company of $119,784, after deducting underwriting discounts of $9,016. In addition to the underwriting discounts, the Company incurred $13,023 of offering costs, which were recorded to additional paid-in
capital.
Conversion of Class B Common Stock to Class A Common Stock
In accordance with the terms of the Company’s
Amended
and Restated Certificate of Incorporation and the conversion schedule described in the Corporate Reorganization section above, on March 28, 2025, 13,519,946 shares of the Company’s Class B common stock automatically converted, in accordance with the terms of such class and without any further action by their holders or the Company, into an equal number of shares of the Company’s Class A common stock.

1. Organization and Background
Business
Guardian Pharmacy Services, Inc. (the “Company”) is a leading, highly differentiated pharmacy services company that provides an extensive suite of technology-enabled services designed to help residents of long-term health care facilities (“LTCFs”) adhere to their appropriate drug regimen, which in turn helps reduce the cost of care and improve clinical outcomes. We emphasize high-touch, individualized clinical, drug dispensing and administration capabilities that are tailored to serve the needs of residents in historically lower acuity LTCFs, such as assisted living facilities, and behavioral health facilities and group homes. Additionally, our robust suite of capabilities enables us to serve residents in all types of LTCFs. We are a trusted partner to residents, LTCFs and health plan payors because we help reduce errors in drug administration, manage and ensure adherence to drug regimens, and lower overall healthcare costs.
All long-lived assets were held in the United States as of December 31, 2023 and 2024. All revenues were generated in the United States during the years ended December 31, 2023 and 2024.
Organization
The Company was incorporated in the state of Delaware on November 16, 2021. The Company was formed for the purpose of completing an initial public offering (“IPO”) of its common stock and related corporate reorganization transactions in order to carry on, as a publicly traded entity, the business of Guardian Pharmacy, LLC, which was formed on July 21, 2003 as an Indiana limited liability company, as a publicly-traded entity.
Corporate Reorganization
Prior to the IPO, we conducted our business through Guardian Pharmacy, LLC, and its majority-owned and wholly-owned limited liability company subsidiaries, which were treated for income tax purposes as partnerships and disregarded entities, respectively. Immediately prior to the IPO, we completed a series of corporate reorganization transactions (the “Corporate Reorganization”), pursuant to which:

•	All Preferred Units in Guardian Pharmacy, LLC were converted into Common Units, resulting in Guardian Pharmacy, LLC having only Common Units outstanding;

•
The membership interests, including Restricted Interest Unit awards, held by members other than Guardian Pharmacy, LLC in our subsidiaries (other than certain subsidiaries that were not parties to the Corporate Reorganization, as discussed below) were converted into Common Units of Guardian Pharmacy, LLC. The subsidiaries that participated in the Corporate Reorganization are referred to as the Converted Subsidiaries, and the subsidiaries that were not parties to the Corporate Reorganization are referred to as the
Non-Converted
Subsidiaries; and

•
Guardian Pharmacy, LLC became a wholly-owned subsidiary of the Company by participating in a merger with a transitory subsidiary of the Company. Pursuant to the merger, each Common Unit of Guardian Pharmacy, LLC was converted into (i) one share of the Company’s Class B common stock, par value $0.001 per share (“Class B common stock”) and (ii) the right to receive $1.02 in cash per share, without interest (collectively, the “Merger Consideration”). In the merger, 54,094,232 shares of Class B common stock were issued in exchange for Common Units of Guardian Pharmacy, LLC. In accordance with the terms of the Company’s Amended and Restated Certificate of Incorporation, such issued shares of Class B common stock will automatically convert on a one-for-one
basis into shares of the Company’s Class A common stock, par value $0.001 per share (“Class A common stock”), with 25% of such holder’s shares of Class B common stock converting into shares of Class A common stock on each of the following dates: (i) March 28, 2025; (ii) September 27, 2025; (iii) March 28, 2026; and (iv) September 27, 2026. The Merger Consideration was $55,176 and was paid using the proceeds from the IPO.

As a result of the Corporate Reorganization, the Company became a holding company with no material assets other than its 100% interest in Guardian Pharmacy, LLC, and the Converted Subsidiaries became wholly-owned subsidiaries of Guardian Pharmacy, LLC. In addition, Guardian Pharmacy, LLC remained the majority owner of each of the
Non-Converted
Subsidiaries.
The
Non-Converted
Subsidiaries collectively own ten pharmacies that are (i) greenfield start-up
pharmacies in various stages of development and integration with Guardian and do not currently have material operations or (ii) pharmacies that we recently acquired. After a period of time that would typically be sufficient to allow such pharmacies to adopt our operating practices and experience meaningful growth in residents served and earnings, we expect to acquire the minority membership interests of such
Non-Converted
Subsidiaries.
As a result of the Corporate Reorganization, the Company recorded deferred tax assets and liabilities attributable to the business of Guardian Pharmacy, LLC. In addition, the Company received tax basis for the $55,176 in cash payments related to the Merger Consideration, which are amortizable for tax purposes. To reflect this new taxability at the corporate level and the tax step-up,
the Company recorded an incremental net deferred tax asset through additional paid-in
capital of $5,973. See Note 14
Income Taxes
for further discussion.
Initial Public Offering
On September 27, 2024, the Company consummated its IPO of 8,000,000 shares of its Class A common stock, as described in the Company’s final prospectus dated September 25, 2024, filed with the Securities and Exchange Commission (“SEC”) on September 26, 2024, pursuant to Rule 424(b) under the Securities Act of 1933, as amended (the “Prospectus”). Also on September 27, 2024, the underwriters for the IPO exercised in full their option to purchase an additional 1,200,000 shares of Class A common stock. The 9,200,000 shares were issued at a public offering price of $14.00 per share, resulting in net proceeds to the Company of $119,784, after deducting underwriting discounts of $9,016. In addition to the underwriting discounts, the Company incurred $13,023 of offering costs, which were recorded to additional paid-in
capital.